STATEMENT OF VALUE ADDED (Tables)	12 Months Ended
Dec. 31, 2024
Statement Of Value Added
Schedule of banks consolidated financial statements

	2024		2023		2022
Thousand of Reais
Interest and similar income	137,183,478		128,282,707		115,225,118
Net fee and commission income	17,205,209		15,639,965		14,875,880
Impairment losses on financial assets (net)	(28,484,030)		(28,008,086)		(24,828,749)
Other income and expense	(2,705,149)		5,260,422		2,174,855
Interest expense and similar charges	(80,504,918)		(81,398,673)		(67,721,941)
Third-party input	(8,682,746)		(8,677,366)		(8,207,227)
Materials, energy and others	(878,393)		(896,232)		(895,734)
Third-party services	(6,165,611)		(6,329,546)		(6,317,067)
Impairment of assets	(252,487)		(250,173)		(161,434)
Other	(1,386,255)		(1,201,415)		(832,992)
Gross added value	34,011,844		31,098,969		31,517,936
Retention
Depreciation and amortization	(2,731,018)		(2,740,950)		(2,585,502)
Added value produced	31,280,826		28,358,019		28,932,434
Investments in affiliates and subsidiaries	312,986		239,236		199,179
Added value to distribute	31,593,812		28,597,255		29,131,613
Added value distribution
Employee	10,304,959	32.6%	9,567,687	33.5%	9,894,413	34.0%
Compensation	7,381,229		6,804,098		6,351,116
Benefits	1,975,443		1,843,988		1,737,282
Government severance indemnity funds for employees - FGTS	569,555		549,538		2,221
Other	378,732		370,063		1,803,794
Taxes	7,640,888	24.2%	9,382,381	32.8%	4,749,350	16.3%
Federal	7,632,666		9,375,150		4,625,498
State	-		-		123,852
Municipal	8,222		7,231		-
Compensation of third-party capital - rental	234,202	0.7%	148,375	0.5%	148,375	0.5%
Remuneration of interest on capital	13,413,763	42.5%	9,498,812	33.2%	14,339,475	49.2%
Dividends and interest on capital	6,000,000		6,200,000		8,100,000
Profit Reinvestment	7,365,506		3,249,313		6,187,093
Profit (loss) attributable to non-controlling interests	48,257		49,499		52,382
Total	31,593,812	100.0%	28,597,255	100.0%	29,131,613	100.0%